CONDENSED PARENT COMPANY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2012
CONDENSED PARENT COMPANY FINANCIAL INFORMATION [Abstract]
CONDENSED PARENT COMPANY FINANCIAL INFORMATION
24.	CONDENSED PARENT COMPANY FINANCIAL INFORMATION

The Company records its investment in subsidiaries under the equity method of accounting as prescribed in FASB ASC Topic 323, "Investments - Equity Method and Joint Ventures". Such investment and long-term loans to subsidiaries are presented on the balance sheet as "Investments in subsidiaries" and the income of the subsidiaries is presented as "Equity in income of subsidiaries" on the statement of income.

These supplemental condensed parent company financial statements should be read in conjunction with the notes to the Company's Consolidated Financial Statements. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of December 31, 2012, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except as separately disclosed in the Company's Consolidated Financial Statements, if any.

CONDENSED BALANCE SHEETS
	2012	2011
Assets
Cash	$7,645,949	$11,621,907
Investments in subsidiaries	322,526,371	286,912,377
Total assets	$330,172,320	$298,534,284

Liabilities and Stockholders'' Equity
Current liabilities
Accrued liabilities and other payables	$105,000	$106,448
Total liabilities	105,000	106,448

Stockholders' Equity
Common stock	140,418,118	140,418,118
Additional paid in capital	4,978,698	6,930,944
Treasury stock	(414,063)	(4,516,744)
Retained earnings	163,276,046	137,142,958
Accumulated other comprehensive income	21,808,521	18,452,560
Total stockholders' equity	330,067,320	298,427,836
Total liabilities and stockholders' equity	$330,172,320	$298,534,284

CONDENSED STATEMENT OF INCOME
	For the years ended
	2012	2011	2010

General and administrative expenses	$(2,419,836)	$(9,439,791)	$(2,059,737)
Equity income of subsidiaries	28,552,924	67,060,343	49,143,161
Net income	$26,133,088	$57,620,552	$47,083,424

CONDENSED STATEMENT OF CASH FLOWS

	For the years ended
	2012	2011	2010

Net cash used in operating activities	$(2,421,284)	$(7,887,611)	$(3,511,915)
Net cash used in investing activities	-	(48,000,000)	(25,500,000)
Net cash (used in)/provided by financing activities	(1,554,674)	61,957,131	28,682,613
Cash as of January 1	11,621,907	5,552,387	5,881,689
Cash as of December 31	$7,645,949	$11,621,907	$5,552,387